ACCRUED EXPENSES AND OTHER CURRENT LIABILITIES (Tables)	12 Months Ended
Dec. 31, 2020
ACCRUED EXPENSES AND OTHER CURRENT LIABILITIES
Schedule of accrued expenses and other payables

	As of December 31,
	2019	2020

Other tax payable	$3,925	$3,849
Accrued professional fee and marketing expense	4,688	3,162
Employee payroll and welfare	937	364
Accrued Rental	424	10
Staff reimbursement	221	128
Others	3,680	3,306
Total	$13,875	$10,819